Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jan. 31, 2026	Jan. 31, 2026	Jan. 31, 2026	Jan. 31, 2026
C000159026
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Tactical Dividend and Momentum Fund
Average Annual Return, Percent	0.80%	4.54%	7.30%	5.90%
C000159027
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Tactical Dividend and Momentum Fund
C000159028
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Tactical Dividend and Momentum Fund
C000159029
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Tactical Dividend and Momentum Fund
Without Sales Load [Member] | C000159026
Average Annual Return [Line Items]
Average Annual Return, Percent	6.97%	10.95%	8.57%	6.54%
Without Sales Load [Member] | C000159027
Average Annual Return [Line Items]
Average Annual Return, Percent	6.52%	10.11%	7.74%	5.75%
Without Sales Load [Member] | C000159028
Average Annual Return [Line Items]
Average Annual Return, Percent	7.00%	11.16%	8.84%	6.79%
Without Sales Load [Member] | C000159029
Average Annual Return [Line Items]
Average Annual Return, Percent	6.85%	10.77%	8.42%	6.36%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	10.13%	16.35%	14.99%	15.57%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	10.13%	16.35%	14.99%	15.57%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	10.13%	16.35%	14.99%	15.57%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	10.13%	16.35%	14.99%	15.57%